Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

September 12, 2024

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Templeton ETF Trust
File Nos.: 333-208873 and 811-23124

Dear Sir or Madam:

In connection with the registration by Franklin Templeton ETF Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (the “Registration Statement”).
This Registration Statement is being filed to register shares of the Western Asset Bond ETF (the “Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Western Asset Total Return ETF (the “Target Fund”), a series of Legg Mason ETF Investment Trust, also an investment company registered under the 1940 Act, in connection with a transfer of substantially all of the assets and liabilities of the Target Fund to the Acquiring Fund pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Target Fund at a special meeting of shareholders.
Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on October 14, 2024. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149 or my associate, Christian Lee, Esq., at (215) 564-8687.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

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